Other intangible assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets
14.
Other intangible assets

Licenses & software
£000s
Cost
At January 1, 2021	107
Additions	23
Translation adjustment
At December 31, 2021	130
At January 1, 2022	130
Additions	300
Translation adjustment	-
At December 31, 2022	430
Accumulated depreciation
At January 1, 2021	90
Charge for the year	16
Translation adjustment
At December 31, 2021	106
At January 1, 2022	106
Charge for the year	4
Translation adjustment	-
At December 31, 2022	110
Net book value
As at December 31 2021	24
As at December 31 2022	320

The intangible assets included above have finite useful lives estimated to be of 10–15 years from the date of acquisition, over which period they are amortized or written down if they are considered to be impaired. Internally generated patent costs are only recorded where they are expected to lead directly to near-term revenues, none have been capitalized to date.